DEI Document	12 Months Ended
Dec. 31, 2020 shares
Document Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Husky Energy Inc.
Entity Central Index Key	0000049279
Amendment Flag	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,005,120,012